OPERATING SEGMENTS (Schedule of Revenues and Operating Loss by Segments) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 373	$ 540
Operating loss	(12,084)	(9,372)
Net financing income	59	1,480
Loss before taxes on income	(12,025)	(7,892)
Agriculture [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	354	497
Operating loss	(4,392)	(4,724)
Industry [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		20
Operating loss	(147)	(219)
Human [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues
Operating loss	(1,861)	(1,090)
Unallocated [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	19	23
Operating loss	$ (5,684)	$ (3,339)